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Reza Pishva

reza.pishva@dechert.com +1 213 808 5736 Direct +1 213 808 5760 Fax

VIA EDGAR

February 2, 2015

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	RBC Funds Trust File Nos. 333-111986; 811-21475 Rule 497(j) filing

Dear Sir or Madam:

On behalf of RBC Funds Trust (“Registrant”) and pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “Securities Act”), I hereby certify that (i) the BlueBay Funds Prospectus and statements of additional information contained in Post-Effective Amendment No. 84 to Registrant’s Registration Statement on Form N-1A, filed on January 28, 2015, constituting the most recent amendment to this Registration Statement (the “Amendment”), that would have been filed pursuant to Rule 497(c) under the Securities Act would not have differed from those contained in the Amendment, and (ii) the text of the Amendment was filed electronically with the Securities and Exchange Commission on January 28, 2015, accession number 0000897101-15-000100.

If you have any questions, please feel free to contact me at (213) 808-5736 (tel) or (213) 808-5760 (fax).

Very truly yours,

/s/ Reza Pishva

Reza Pishva

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